Income Taxes - Additional Information (Detail)	12 Months Ended			12 Months Ended	36 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Baidu Japan JPY (¥)	Dec. 31, 2014 Certain PRC Subsidiaries and VIEs High And New Technology Enterprise	Dec. 31, 2014 Certain PRC Subsidiaries and VIEs Expiration Period One High And New Technology Enterprise	Dec. 31, 2014 Certain PRC Subsidiaries and VIEs Expiration Period Two High And New Technology Enterprise	Dec. 31, 2014 Certain PRC Subsidiaries and VIEs Expiration Period Three High And New Technology Enterprise	Dec. 31, 2014 Baidu Online Key Software Enterprise	Dec. 31, 2014 China	Dec. 31, 2014 China Maximum	Dec. 31, 2014 China Earliest Tax Year	Dec. 31, 2014 China Latest Tax Year	Dec. 31, 2014 Japan	Dec. 31, 2014 Japan Maximum	Dec. 31, 2014 Japan Earliest Tax Year	Dec. 31, 2014 Japan Latest Tax Year
Income Taxes [Line Items]
Minimum paid-in capital required for a specified Japan national income tax rate				¥ 100,000,000
A specified Japan national income tax rate				30.00%
Unified statutory income tax rate under current EIT law	25.00%	25.00%
Preferential enterprise income tax rate, effective period					3 years				2 years
A preferential enterprise income tax rate					15.00%				10.00%
Tax holiday, expiration date						Jan. 01, 2015	Jan. 01, 2016	Jan. 01, 2017	Jan. 01, 2015
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject	10.00%	10.00%
Special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors of certain jurisdictions are subject	5.00%	5.00%
Operating loss carry forwards	842,090,000	5,220,000,000
Beginning expiration date of net operating loss										Jan. 01, 2017				Jan. 01, 2015
Accrued withholding tax	95,789,000	594,336,000	580,720,000
Undistributed earnings no withholding tax has accrued	$ 7,970,000,000	49,440,000,000
Time period that tax authorities could conduct examinations of entity's tax filings											5 years				7 years
Tax years remain open to examination by respective taxing jurisdictions												2010	2014			2008	2014